Summary of Significant Accounting Policies - Summary of Antidilutive Shares Excluded from Computation of Earnings per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	32,105,755	31,407,627	32,036,589	30,486,557	30,822,278	29,144,095	24,139,878
Class A and Class A-1 OP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	12,864,174	12,131,585	12,831,077	11,354,513	11,667,696	10,097,549	9,095,029
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	18,761,726	18,761,726	18,761,726	18,761,726	18,761,726	18,761,726	14,917,110
Unvested LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	443,655	425,126	378,665	370,318	392,856	179,344	46,449
Unvested Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	36,200	89,190	65,121	0	0	105,476	81,290